Contract liabilities	12 Months Ended
Dec. 31, 2025
Information
Contract liabilities

31.Contract liabilities

	31 December	31 December
	2025	2024
Long-term contract liabilities	2,524,641	2,817,919
Short-term contract liabilities	2,021,937	1,992,836
	4,546,578	4,810,755

Contract liabilities primarily consists of telecommunication service for infrastructure usage and top-up made by prepaid subscribers.

Revenue recognized in the current reporting period relating to carried forward contract liabilities is TL1,992,836 (2024: TL 2,480,408).

The following table shows unsatisfied performance obligation result as of 31 December 2025;

	31 December	31 December
	2025	2024
Telecommunications service	10,768,817	3,060,547
Other	1,007,191	1,903,173
	11,776,008	4,963,720

Management expects that 29% of the transaction price allocated to the unsatisfied contracts as of 31 December 2025 will be recognized as revenue during 2026. The remaining 71% will be recognized in next years.